Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Earnings per Share ("EPS") (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Earnings per share [line items]
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity from continuing operations	€ (539.3)	€ (37.7)		€ (19.8)
Weighted average number of ordinary shares for the purposes of basic earnings per share (in shares)	316.5	202.5		202.5
Basic loss from continuing operations (in EUR per share)	€ (1.7)	€ (0.2)	[1]	€ (0.1)
Diluted loss from continuing operations (in EUR per share)	€ (1.7)	€ (0.2)	[1]	€ (0.1)
Number of shares issued (in shares)	316.5	202.5		202.5
Issued ordinary shares at October 1
Earnings per share [line items]
Number of shares issued (in shares)	202.5	202.5		17.3
Effect of shares issued in March 2019
Earnings per share [line items]
Number of shares issued (in shares)	0.0	0.0		0.3
Effect of reorganization
Earnings per share [line items]
Number of shares issued (in shares)	45.4	0.0		184.9
Effect of shares issued in December 2021
Earnings per share [line items]
Number of shares issued (in shares)	67.1	0.0		0.0
Effect of shares issued in February 2022
Earnings per share [line items]
Number of shares issued (in shares)	0.0	0.0		0.0
Effect of shares issued in March 2022
Earnings per share [line items]
Number of shares issued (in shares)	1.4	0.0		0.0
Effect of shares issued in May 2022
Earnings per share [line items]
Number of shares issued (in shares)	0.1	0.0		0.0
Effect of shares issued in September 2022
Earnings per share [line items]
Number of shares issued (in shares)	0.0	0.0		0.0

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.